Stock-based Compensation - Fair Value Assumptions (Details) - Options to purchase common stock	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected term	6 years 1 month 6 days	6 years 1 month 6 days	6 years 21 days	6 years 25 days
Risk-free interest rate	0.80%	1.70%
Volatility	40.00%	45.00%	45.00%	50.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			2.50%	3.10%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			1.30%	2.60%